INTANGIBLE ASSETS (Details Narrative) - GBP (£)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	£ 24,792	£ 11,234